Segment Information - Schedule of Reconciliation of Segment Results to (Loss)/Profit Before Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total segment gross (loss)/profit	$ (47,567)	$ 8,011
Other net revenues	413,184	222,662
Other net cost of revenues	465,281	217,699
Interest income	2,220	4,187
Interest expense	(62,810)	(19,063)
Total consolidated (loss)/profit before income tax	(263,409)	41,322
CODM [Member]
Total segment gross (loss)/profit	(45,960)	8,433
Other net revenues	413,184	222,662
Other net cost of revenues	459,144	214,229
Unallocated net operating (expenses)/income	(155,252)	48,187
Interest income	2,220	4,187
Interest expense	(62,810)	(19,063)
Total consolidated (loss)/profit before income tax	(263,409)	41,322
Other [Member] | CODM [Member]
Other net revenues	4,530	3,048
Other net cost of revenues	$ (6,137)	$ (3,470)